Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	May 31, 2024
New consolidations / (deconsolidations) and other increases / (decreases)	$ 15
Equity	55,569
Share capital
Equity	386
Share premium
New consolidations / (deconsolidations) and other increases / (decreases)	45
Increase (decrease) related to the issuance of high-trigger loss-absorbing additional tier 1 capital with an equity conversion feature	45
Equity	24,638
Retained earnings
New consolidations / (deconsolidations) and other increases / (decreases)	0
Equity	28,235
Other comprehensive income recognized directly in equity, net of tax
Equity	1,974
of which: foreign currency translation
Equity	4,947
of which: financial assets at fair value through other comprehensive income
Equity	1
of which: cash flow hedges
Equity	(2,961)
Total equity attributable to shareholders
New consolidations / (deconsolidations) and other increases / (decreases)	45
Equity	55,234
Non-controlling interests
New consolidations / (deconsolidations) and other increases / (decreases)	(31)
Equity	$ 335
Non-controlling interests | Merger with Credit Suisse AG
Equity		$ 490